Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Noncontrolling Interests [Line Items]
Notional amount	£ 225,608	£ 177,802